Debt - Senior Secured Notes (Details) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 10, 2019	Nov. 14, 2018	Nov. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2019	Oct. 10, 2018	Jul. 02, 2018	May 09, 2018
Debt Instrument [Line Items]
Repayments of debt				$ 83,000,000	$ 153,000,000	$ 132,000,000	$ 34,000,000
Interest expense on debt				237,000,000	$ 37,000,000	338,000,000	440,000,000
Total debt principal						6,177,000,000	6,759,000,000
Cash collateral securing Senior Notes						66,000,000
Restricted cash portion of cash collateral securing Senior Notes						197,000,000	242,000,000
Accounts pledged as collateral for Senior Secured Notes
Debt Instrument [Line Items]
Restricted cash portion of cash collateral securing Senior Notes						30,000,000	24,000,000
Exploration and production equipment | West Rigel
Debt Instrument [Line Items]
Fair value of consideration received											$ 126,000,000
Secured Debt | Senior Secured Notes
Debt Instrument [Line Items]
Debt, face amount										$ 880,000,000
Debt instrument, interest rate (as percent)										12.00%
Stated interest rate, cash portion (as a percent)					4.00%					4.00%
Stated interest rate, paid-in-kind portion (as a percent)					8.00%					8.00%
Compounded paid-in-kind interest						39,000,000		$ 18,000,000		$ 10,000,000
Repayments of debt	$ 342,000,000	$ 100,000	$ 121,000,000
Interest expense on debt			$ 5,000,000	$ 50,000,000	$ 0	60,000,000	66,000,000
Tender offer, aggregate repurchase amount									$ 56,000,000
Repurchased principal amount	311,000,000
Purchase premium and accrued interest included in debt repayment	$ 31,000,000
Premium percentage	7.00%
Total debt principal	$ 476,000,000					$ 515,000,000	$ 476,000,000